Consolidated Statements of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Consolidated Statements Of Comprehensive Loss Income
Net (loss) income	$ (3,163,127)	$ 373,100
Foreign currency transaction adjustment	(3,427,819)	435,069
Comprehensive (loss) income	$ (6,590,946)	$ 808,169